LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
LEASES

NOTE 12 – LEASES

Property Leases (Operating Leases)

The Company leases its facilities and certain automobiles under operating leases which expire on various dates through 2028. The Company determines if an arrangement is a lease at inception and whether it is a finance or operating leases. Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any fixed lease payments, including in-substance fixed lease payments and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease term is determined at lease commencement and includes any non-cancellable period for which the Company has the right to use the underlying asset, together with any options to extend that the Company is reasonably certain to exercise.

On January 24, 2022, the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by approximately 3% every 12 months thereafter until the expiration of the lease. The lease is for a period of five years from the Commencement Date and the Company was required to make a security deposit of $3,668. The Company does not have an option to extend the lease. The Company cannot sublease any of the office space under the lease agreement.

On March 15, 2024, the Company entered into leasing agreements for a scrap yard located at 3030 E 55th Street, Cleveland, OH 44127. Under the terms of the lease, the Company is required to pay $17,000 from March 1, 2024 to February 28, 2025; $23,000 from March 1, 2025 to February 28, 2026; $23,000 from March 1, 2026 to February 28, 2027; $23,000 from March 1, 2027 to February 28, 2028; and increasing by the greater of 3% and the CPI every 12 months thereafter until the expiration of the lease. The lease is for a period of five years, include two options to extend for five years each, and the Company was required to make a security deposit of $17,000. The Company had the option to purchase the property for $3,277,000 until February 28, 2024.

In May 2025, the Company entered into an amendment to the lease agreement that modified the rent payment schedule and added site clean-up and waste management obligations. Under the amended terms, rent was $23,000 for May 2025 (paid), $17,000 per month from June 1, 2025 through December 31, 2025, $18,500 per month from January 1, 2026 through December 31, 2026, and $20,000 per month from January 1, 2027 through February 28, 2028. Beginning January 1, 2026, rent increases to $20,000 per month if the Company does not adhere to certain site clean-up obligations outlined in the amendment. The Company remains responsible for payment of property taxes related to the premises. All other material terms of the lease remain unchanged.

Automobile Leases (Operating Leases)

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $34,261 in ROU assets and $27,757 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $650 per month until lease expiration on February 15, 2026 and the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease.

ROU assets and liabilities consist of the following:

	June 30,	December 31,
	2026	2025

ROU assets – related party	$-	$-
ROU assets	383,565	495,457
Total ROU assets	$383,565	$495,457

Current portion of lease liabilities – related party	$-	$-
Current portion of lease liabilities	208,152	272,476
Long term lease liabilities, net of current portion	192,228	233,451
Total lease liabilities	$400,380	$505,927

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at June 30, 2026 were as follows:

Year ended December 31,
2026 (remaining)	135,768
2027	254,448
2028	40,000
Total Minimum Lease Payments	$430,216
Less: Imputed Interest	$(29,836)
Present Value of Lease Payments	$400,380
Less: Current Portion	$(208,152)
Long Term Portion	$192,228

Rent expense related to these leases is recognized based on the payment amount charged under the lease. Rent expense for the three months ended June 30, 2026 and 2025 was $140,749 and $176,258, respectively. Rent expense for the six months ended June 30, 2026 and 2025 was $284,739 and $287,119, respectively. At June 30, 2026, the leases had a weighted average remaining lease term of 1.5 years and a weighted average discount rate of 10%.

NOTE 12 – LEASES

Property Leases (Operating Leases)

The Company leases its facilities and certain automobiles under operating leases which expire on various dates through 2028. The Company determines if an arrangement is a lease at inception and whether it is a finance or operating leases. Right of Use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any fixed lease payments, including in-substance fixed lease payments and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease term is determined at lease commencement and includes any non-cancellable period for which the Company has the right to use the underlying asset, together with any options to extend that the Company is reasonably certain to exercise.

On January 24, 2022, the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”). Under the terms of the leases, the Company is required to pay $3,668 for the first twelve months of the lease and increasing by approximately 3% every 12 months thereafter until the expiration of the lease. The lease is for a period of five years from the Commencement Date and the Company was required to make a security deposit of $3,668. The Company does not have an option to extend the lease. The Company cannot sublease any of the office space under the lease agreement.

On March 15, 2024, the Company entered into leasing agreements for a scrap yard located at 3030 E 55th Street, Cleveland, OH 44127. Under the terms of the lease, the Company is required to pay $17,000 from March 1, 2024 to February 28, 2025; $23,000 from March 1, 2025 to February 28, 2026; $23,000 from March 1, 2026 to February 28, 2027; $23,000 from March 1, 2027 to February 28, 2028; and increasing by the greater of 3% and the CPI every 12 months thereafter until the expiration of the lease. The lease is for a period of five years, include two options to extend for five years each, and the Company was required to make a security deposit of $17,000. The Company had the option to purchase the property for $3,277,000 until February 28, 2024.

In May 2025, the Company entered into an amendment to the lease agreement that modified the rent payment schedule and added site clean-up and waste management obligations. Under the amended terms, rent was $23,000 for May 2025 (paid), $17,000 per month from June 1, 2025 through December 31, 2025, $18,500 per month from January 1, 2026 through December 31, 2026, and $20,000 per month from January 1, 2027 through February 28, 2028. Beginning January 1, 2026, rent increases to $20,000 per month if the Company does not adhere to certain site clean-up obligations outlined in the amendment. The Company remains responsible for payment of property taxes related to the premises. All other material terms of the lease remain unchanged.

Automobile Leases (Operating Leases)

Upon effectiveness of the acquisition of Empire on October 1, 2021, the Company assumed $34,261 in ROU assets and $27,757 in lease liabilities for an automobile lease. Under the terms of the lease, Empire is required to pay $650 per month until the lease expired on February 15, 2026 and the Company does not have an option to renew or extend. The Company is responsible for any damage to the automobile under the terms of the lease.

On December 23, 2021, Empire entered into a lease agreement for the leasing of an automobile. Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months. The lease expires on December 23, 2026 and the Company does not have an option to renew or extend. The Company is responsible to any damage to the automobile under the terms of the lease.

ROU assets and liabilities consist of the following:

	December 31,	December 31,
	2025	2024
ROU assets – related party	$-	$-
ROU assets	495,457	1,048,070
Total ROU assets	$495,457	$1,048,070

Current portion of lease liabilities – related party	$-	$-
Current portion of lease liabilities	272,476	331,545
Long term lease liabilities, net of current portion	233,451	773,820
Total lease liabilities	$505,927	$1,105,365

Aggregate minimum future commitments under non-cancelable operating leases and other obligations at December 31, 2025 were as follows:

Year ended December 31,
2026	$272,476
2027	254,448
2028	40,000
Total Minimum Lease Payments	$566,924
Less: Imputed Interest	$(60,997)
Present Value of Lease Payments	$505,927
Less: Current Portion	$(272,476)
Long Term Portion	$233,451

The Company leases its facilities, automobiles, and offices under operating leases which expire on various dates through 2024. Rent expense related to these leases is recognized based on the payment amount charged under the lease. Rent expense for the years ended December 31, 2025 and 2024 was $535,680 and $1,998,428, respectively. At December 31, 2025, the leases had a weighted average remaining lease term of 2 years and a weighted average discount rate of 10%.